Income tax expense_Relationship between net income before income tax expense and Income tax expense (Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2018 KRW (₩)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 KRW (₩)	Dec. 31, 2016 KRW (₩)
Reconciliation of accounting profit multiplied by applicable tax rates [Abstract]
Net income(expense) before income tax expense		₩ 2,804,872	$ 2,520,327	₩ 1,949,506	₩ 1,553,389
Tax calculated at statutory tax rate	[1]	760,978		471,318	375,458
Adjustments
Effect of income that is exempt from taxation		(49,418)		(55,983)	(75,166)
Effect of expense that is not deductible in determining taxable profit		18,639		22,254	13,664
Adjustments recognized in the current period in relation to the current tax of prior periods		5,923		(5,209)	(22,138)
Others		17,101		(12,962)	(15,962)
Sub total		(7,755)		(51,900)	(99,602)
Income tax expense		₩ 753,223	$ 676,811	₩ 419,418	₩ 275,856
Effective tax rate		26.90%	26.90%	21.50%	17.76%
Description of applicable tax rate by taxable income	[2]	The applicable income tax rate: 1) 11% for taxable income below 200 million Won, 2) 22% for above 200 million Won and below 20 billion Won, 3) 24.2% for above 20 billion Won and below 300 billion Won, 4) 27.5% for above 300 billion Won.	The applicable income tax rate: 1) 11% for taxable income below 200 million Won, 2) 22% for above 200 million Won and below 20 billion Won, 3) 24.2% for above 20 billion Won and below 300 billion Won, 4) 27.5% for above 300 billion Won.

[1]	The applicable income tax rate: 1) 11% for taxable income below 200 million Won, 2) 22% for above 200 million Won and below 20 billion Won, 3) 24.2% for above 20 billion Won and below 300 billion Won, 4) 27.5% for above 300 billion Won.
[2]	The applicable income tax rate: 1) 11% for taxable income below 200 million Won, 2) 22% for above 200 million Won and below 20 billion Won, 3) 24.2% for above 20 billion Won and below 300 billion Won, 4) 27.5% for above 300 billion Won.